LS Opportunity Fund
Schedule of Investments
February 28, 2022 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 81.88% Shares Fair Value
Consumer Discretionary — 3.52%
Darden Restaurants, Inc.
(a)
13,650 $ 1,982,254
eBay, Inc.
(a)
21,450 1,170,956
Home Depot, Inc. (The)
(a)
5,300 1,673,899
4,827,109
Consumer Staples — 4.00%
Church & Dwight Co., Inc.
(a)
21,350 2,089,098
Mondelez International, Inc., Class A
(a)
27,600 1,807,248
Procter & Gamble Co. (The) 10,160 1,583,842
5,480,188
Energy — 5.55%
Hess Corp. 10,850 1,096,501
Pioneer Natural Resources Co.
(a)
15,949 3,821,380
Schlumberger Ltd.
(a)
68,350 2,682,054
7,599,935
Financials — 41.56%
Alleghany Corp.
(a) (b)
5,441 3,601,506
Arthur J Gallagher & Co.
(a)
18,125 2,867,194
Berkshire Hathaway, Inc., Class B
(a) (b)
18,835 6,054,509
Brown & Brown, Inc.
(a)
50,800 3,434,588
Cboe Global Markets, Inc.
(a)
14,625 1,715,366
Citigroup, Inc. 15,150 897,335
Comerica, Inc.
(a)
45,000 4,297,049
Federated Hermes, Inc.
(a)
63,850 2,085,980
First Horizon National Corp.
(a)
148,208 3,479,924
Globe Life, Inc.
(a)
34,850 3,518,456
KeyCorp
(a)
130,050 3,260,354
PJT Partners, Inc., Class A
(a)
14,000 893,480
PNC Financial Services Group, Inc. (The)
(a)
13,160 2,622,130
Primerica, Inc.
(a)
15,250 1,980,823
Progressive Corp. (The)
(a)
30,200 3,199,086
State Street Corp.
(a)
18,450 1,574,339
Synovus Financial Corp.
(a)
52,400 2,758,860
U.S. Bancorp
(a)
75,950 4,294,213
Voya Financial, Inc.
(a)
37,150 2,502,053
W.R. Berkley Corp.
(a)
21,530 1,944,159
56,981,404
Health Care — 8.83%
Abbott Laboratories
(a)
7,750 934,804
Cigna Corp.
(a)
10,420 2,477,668
Johnson & Johnson
(a)
17,120 2,817,438
Merck & Co., Inc.
(a)
36,510 2,795,936
NuVasive , Inc.
(b)
25,550 1,382,766
Pfizer, Inc.
(a)
35,800 1,680,452
12,089,064
Industrials — 9.43%
Carrier Global Corp.
(a)
11,060 496,373
Eaton Corp. PLC
(a)
13,750 2,121,487

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2022 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 81.88% - continued Shares Fair Value
Industrials — 9.43% - continued
General Dynamics Corp.
(a)
9,600 $ 2,250,720
Littelfuse , Inc.
(a)
5,750 1,484,708
ManpowerGroup , Inc. 12,800 1,360,384
Otis Worldwide Corp.
(a)
11,730 918,811
Raytheon Technologies Corp.
(a)
14,710 1,510,717
Robert Half International, Inc.
(a)
7,800 938,262
Sensata Technologies Holding PLC
(b)
31,800 1,841,537
12,922,999
Materials — 1.97%
Newmont Goldcorp Corp. 11,520 762,624
PPG Industries, Inc.
(a)
14,450 1,928,353
2,690,977
Real Estate — 1.42%
Howard Hughes Corp. (The)
(a) (b)
20,370 1,946,965
Technology — 5.60%
Leidos Holdings, Inc.
(a)
24,650 2,510,356
Microsoft Corp.
(a)
4,615 1,378,916
Oracle Corp.
(a)
20,900 1,587,773
Paychex, Inc.
(a)
11,950 1,422,767
PayPal Holdings, Inc.
(a) (b)
6,925 775,115
7,674,927
Total Common Stocks - Long - Domestic (Cost $89,485,169) 112,213,568
COMMON STOCKS - LONG - INTERNATIONAL — 10.47%
Consumer Staples — 2.23%
Carlsberg A/S, Class B 9,850 1,443,442
Nestle S.A. 12,400 1,619,372
3,062,814
Financials — 4.98%
Everest Re Group Ltd. 5,760 1,717,747
First BanCorp. 174,400 2,462,528
RenaissanceRe Holdings Ltd.
(a)
17,505 2,639,404
6,819,679
Health Care — 1.56%
Medtronic PLC
(a)
20,450 2,147,046
Industrials — 0.88%
Pentair PLC 20,850 1,207,424
Materials — 0.82%
Agnico Eagle Mines Ltd.
(a)
22,439 1,132,944
Total Common Stocks - Long - International (Cost $13,801,996) 14,369,907
EXCHANGE-TRADED FUNDS — 1.26%
Aberdeen Standard Physical Platinum Shares ETF
(a) (b)
17,800 1,730,160
Total Exchange-Traded Funds (Cost $1,654,407) 1,730,160

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS — 1.26% - continued
Total Investments — 93.61%
    (Cost $104,941,572) $ 128,313,635
Other Assets in Excess of Liabilities — 6.39% 8,752,763
NET ASSETS — 100.00% $ 137,066,398
(a) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 28, 2022, was $72,865,137.
(b) Non-income producing security.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
February 28, 2022 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (26.36)% Shares Fair Value
Consumer Discretionary - (3.38)%
Lowe's Cos., Inc. (8,520) $ (1,883,431)
McDonald's Corp. (2,750) (673,118)
Service Corp. International (34,050) (2,071,944)
(4,628,493)
Consumer Staples - (4.61)%
Hershey Co. (The) (12,200) (2,467,572)
Kellogg Co. (25,750) (1,646,455)
Kimberly-Clark Corp. (17,010) (2,213,851)
(6,327,878)
Energy - (1.03)%
Chevron Corp. (9,800) (1,411,199)
Financials - (11.92)%
CNO Financial Group, Inc. (68,700) (1,660,478)
Community Bank System, Inc. (20,850) (1,520,799)
Goldman Sachs Group, Inc. (The) (2,800) (955,612)
Horace Mann Educators Corp. (23,750) (987,763)
Independent Bank Corp. (8,000) (688,080)
Pacific Premier Bancorp, Inc. (19,000) (735,490)
People's United Financial, Inc. (52,200) (1,100,376)
Prudential Financial, Inc. (20,759) (2,317,950)
Travelers Cos., Inc. (The) (17,350) (2,981,251)
Truist Financial Corp. (44,900) (2,793,678)
Washington Trust Bancorp, Inc. (10,750) (583,403)
(16,324,880)
Health Care - (2.78)%
Boston Scientific Corp.
(a)
(19,700) (870,148)
CVS Health Corp. (6,450) (668,542)
HCA Healthcare, Inc. (5,340) (1,336,655)
Stryker Corp. (3,530) (929,626)
(3,804,971)
Industrials - (2.64)%
Deere & Co. (5,950) (2,142,119)
Snap-on, Inc. (7,050) (1,481,769)
(3,623,888)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $33,931,365) (36,121,309)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.06)%
Financials - (4.06)%
Commonwealth Bank of Australia (40,205) (2,728,603)
Muenchener Rueckversicherungs-Gesellshaft AG (4,770) (1,322,088)
Swiss Re AG (15,950) (1,527,196)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $5,034,697) (5,577,887)
EXCHANGE-TRADED FUNDS - (2.00)%
Energy Select Sector SPDR® Fund (38,900) (2,745,562)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
February 28, 2022 - (Unaudited)
EXCHANGE-TRADED FUNDS - (2.00)%
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $2,240,688) $ (2,745,562)
TOTAL SECURITIES SOLD SHORT - (32.42)% (Proceeds Received
$41,206,750) $ (44,444,758)
(a) Non-dividend expense producing security.
SPDR - Standard & Poor's Depositary Receipt